Events after the reporting date	6 Months Ended
Jun. 30, 2023
Events After Reporting Period [Abstract]
Events after the reporting date	Events after the reporting dateThe Company has evaluated its subsequent events through August 8, 2023, the date the financial statements were available to be issued, and has concluded that there are no subsequent events requiring disclosure in the unaudited condensed consolidated interim financial statements, other than the item described below.